Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31, 2020	December 31, 2021

Borrowing from former shareholder (1)	$1,226	$-
Payable to merchants of Cheers e-Mall (2)	7,373	70
Co-invest online series production fund	793	331
Payroll payables	1,525	1,462
Other payables	374	388
	$11,291	$2,251

(1)	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018. The borrowing was fully repaid in 2021.

(2)	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.